Deferred Revenue	6 Months Ended
Jun. 30, 2023
Deferred revenue [Abstract]
Deferred revenue

Note 15 — Deferred revenue

Deferred revenue, also known as unearned revenue, represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled. The Company accounts for deferred revenue in accordance with IFRS –5 - Revenue from Contracts with Customers.

	June 30, 2023	December 31, 2022
	EUR	EUR
Deferred revenue – outside parties	224,248	224,248